Business Combination - Reconciliation of Consolidated Statement of Cash Flows and Consolidated Statement of Changes in Equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021
Business Combination
Cash - PIPE financing	$ 50,000
Seaport
Business Combination
Cash - Seaport's trust and cash, net of redemptions		$ 20,405
Cash - PIPE financing		50,000
Cash - Backstop agreement		20,159
Less: Transaction costs paid at close		(13,139)
Net Business Combination		77,425
Plus: Tax impact, net		4,442
Less: Additional capitalized transaction costs		(1,387)
Less: Warrant liability assumed		(21,297)
Net contribution from Business Combination		$ 59,183